Unaudited Interim Condensed Consolidated Income Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Voyage revenues (Note 16)	$ 638,564	$ 478,058
Expenses/(Income)
Voyage expenses (Note 4)	110,373	112,164
Charter-in hire expenses (Note 7)	27,103	33,210
Vessel operating expenses	126,112	135,897
Dry docking expenses	39,146	45,703
Depreciation (Note 6)	79,361	85,562
Management fees (Note3)	11,084	11,494
General and administrative expenses (Note 3)	30,546	33,497
Other operational loss	1,421	1,590
Other operational gain (Notes 4 and 15)	(3,161)	(13,727)
Loss on bad debt	98	0
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 14)	3,834	(4,335)
(Gain)/Loss on sale of vessels (Note 6)	(12,526)	8,698
Total operating expenses, net	413,391	449,753
Operating income	225,173	28,305
Other Income/ (Expenses):
Interest and finance costs (Note 9)	(25,339)	(38,133)
Interest income and other income/(loss)	4,223	10,087
Gain/(Loss) on derivative financial instruments, net (Note 14)	212	446
Loss on debt extinguishment, net (Note 9)	(821)	(186)
Total other expenses, net	(21,725)	(27,786)
Income before equity in income/(loss) of investee	203,448	519
Equity in income/(loss) of investee (Note 4)	33	(18)
Net income	$ 203,481	$ 501
Earnings per share, basic	$ 1.83	$ 0.00
Earnings per share, diluted	$ 1.82	$ 0.00
Weighted average number of shares outstanding, basic (Note 11)	111,297,374	116,583,497
Weighted average number of shares outstanding, diluted(Note 11)	111,697,798	116,755,442